UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006

Check here if Amendment [  ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      J O Hambro Investment Management Limited
                           21 St. James Square
                           London SW1Y 4HB


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Lord Balniel
Title:        Chief Executive Officer
Phone:        +44 20 7484 7476

Signature, Place, and Date of Signing:


 /s/ Lord Balniel           London, England         February 13, 2007
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                            0
                                                  -----------------------

Form 13F Information Table Entry Total:                      73
                                                  -----------------------

Form 13F Information Table Value Total:              $ 393,968 (x 1000)
                                                  -----------------------


List of Other Included Managers:

           NONE

                    J O HAMBRO INVESTMENT MANAGEMENT LIMITED

                            Name of Reporting Manager
                           Form 13F Information Table



Name of Issuer               Type of                  Value         Shrs or    Shr/  Investment      Other     Voting Authority
                             Class      Cusip        (x$1000)       Prn Amt.   Prn   Discretion      Managers  Sole Shared   None

ACTIVISION INC NEW          COM NEW     004930202    13,549         785,900    SH    Shared-Defined     0                    785,900
ALTRIA GROUP INC              COM       02209S103    12,115         141,170    SH    Shared-Defined     0                    141,170
AMERICAN EXPRESS CO           COM       258161409     1,842          30,359    SH    Shared-Defined     0                     30,359
AMERICAN INTL GROUP INC       COM       026874107     3,388          47,280    SH    Shared-Defined     0                     47,280
AMGEN INC                     COM       031162100       224           3,276    SH    Shared-Defined     0                      3,276
AT&T                          COM       00206R102       216           6,037    SH    Shared-Defined     0                      6,037
BERKSHIRE
    HATHAWAY INC DEL         CL B       084670207       257              70    SH    Shared-Defined     0                         70
BOEING CO                     COM       097023105     5,677          63,900    SH    Shared-Defined     0                     63,900
BP PLC                      SPON ADR    055622104       728          10,845    SH    Shared-Defined     0                     10,845
CADIZ INC                   COM NEW     127537207     4,412         192,259    SH    Shared-Defined     0                    192,259
CHEVRON CORPORATION           COM       166764100       496           6,750    SH    Shared-Defined     0                      6,750
CITIGROUP INC                 COM       172967101       657          11,795    SH    Shared-Defined     0                     11,795
COLGATE-PALMOLIVE CO.         COM       194162103       335           5,130    SH    Shared-Defined     0                      5,130
CSX CORP                      COM       126408103       274           7,944    SH    Shared-Defined     0                      7,944
CVS CORP                      COM       126650100       247           8,000    SH    Shared-Defined     0                      8,000
DIGITAS INC                   COM       25388K104    18,424       1,373,880    SH    Shared-Defined     0                  1,373,880
DISNEY WALT CO            COM DISNEY    254687106       271           7,920    SH    Shared-Defined     0                      7,920
DOW CHEMICAL CO               COM       260543103       467          11,700    SH    Shared-Defined     0                     11,700
EL PASO CORP                  COM       28336I109    16,144       1,056,550    SH    Shared-Defined     0                  1,056,550
EMERSON ELEC CO               COM       291011104    11,727         265,980    SH    Shared-Defined     0                    265,980
ENTERPRISE PROD PARTNERS   COM UNITS    293792107        49           1,700    SH    Shared-Defined     0                      1,700
EXELON CORP                   COM       30161N101    37,305         602,765    SH    Shared-Defined     0                    602,765
EXXON MOBIL CORP              COM       30231G102     8,605         112,290    SH    Shared-Defined     0                    112,290
GENENTECH INC               COM NEW     368710406     2,434          30,000    SH    Shared-Defined     0                     30,000
GENERAL ELECTRIC CO           COM       369604103     8,406         225,906    SH    Shared-Defined     0                    225,906
HERSHEY CO                    COM       427866108       656          13,170    SH    Shared-Defined     0                     13,170
INTEL CORP                    COM       458140100       205          10,100    SH    Shared-Defined     0                     10,100
INVERNESS MED INNOVATIONS     COM       46126P106     5,576         144,075    SH    Shared-Defined     0                    144,075
ITT CORP NEW                  COM       450911102       625          11,000    SH    Shared-Defined     0                     11,000
JOHNSON & JOHNSON             COM       478160104       940          14,234    SH    Shared-Defined     0                     14,234
JP MORGAN CHASE               COM       46625H100       338           7,006    SH    Shared-Defined     0                      7,006
KOOKMIN BANK                SPON ADR    50049M109       605           7,500    SH    Shared-Defined     0                      7,500
KYPHON INC                    COM       501577100     8,660         214,350    SH    Shared-Defined     0                    214,350
MACQUARIE
    INFRASTRUCTURE CO      SH BEN INT   55607X108     3,699         104,250    SH    Shared-Defined     0                    104,250
MARATHON OIL                  COM       565849106       595           6,436    SH    Shared-Defined     0                      6,436
MARSH & MCLENNAN
    COS INC                   COM       571748102     8,872         289,382    SH    Shared-Defined     0                    289,382
MCAFEE INC	              COM       579064106    10,384         365,900    SH    Shared-Defined     0                    365,900
MERCK & CO. INC               COM       589331107       359           8,240    SH    Shared-Defined     0                      8,240
MERRILL LYNCH & CO            COM       590188108       335           3,600    SH    Shared-Defined     0                      3,600
MICROSOFT CORP                COM       594918104     1,808          60,560    SH    Shared-Defined     0                     60,560
MOODYS CORP                   COM       615364105    13,669         197,935    SH    Shared-Defined     0                    197,935
MORGAN STANLEY              COM NEW     617446448    23,862         293,035    SH    Shared-Defined     0                    293,035
NATIONAL OILWELL
    VARCO INC                 COM       637071101     3,332          54,470    SH    Shared-Defined     0                     54,470
NEWMONT MINING CORP           COM       651639106       275           6,090    SH    Shared-Defined     0                      6,090
NUVASIVE INC                  COM       670704105     3,162         136,900    SH    Shared-Defined     0                    136,900
OCCIDENTAL PETE
    CORP DEL                  COM       674599105        93           1,900    SH    Shared-Defined     0                      1,900
ORACLE CORP                   COM       68389X105       223          13,000    SH    Shared-Defined     0                     13,000
ORIENT EXPRESS HOTELS        CL A       G67743107     7,394         156,250    SH    Shared-Defined     0                    156,250
PEPSICO INC                   COM       713448108     1,032          16,505    SH    Shared-Defined     0                     16,505
PFIZER INC                    COM       717081103       205           7,900    SH    Shared-Defined     0                      7,900
POOL CORP                     COM       73278L105     7,469         190,675    SH    Shared-Defined     0                    190,675
PRECISION CASTPARTS CORP      COM       740189105     6,407          81,850    SH    Shared-Defined     0                     81,850
PROCTOR & GAMBLE CO           COM       742718109     5,669          88,210    SH    Shared-Defined     0                     88,210
REVLON INC                   CL A       716525500        48          37,292    SH    Shared-Defined     0                     37,292
REYNOLDS AMERICAN INC         COM       761713106     6,574         100,410    SH    Shared-Defined     0                    100,410
ROCKWELL COLLINS INC          COM       774341101     7,158         113,100    SH    Shared-Defined     0                    113,100
SAFEWAY INC                   COM       786514208       242           7,000    SH    Shared-Defined     0                      7,000
SALESFORCE COM INC            COM       79466L302     6,441         176,710    SH    Shared-Defined     0                    176,710
SARA LEE CORP                 COM       803111103    22,342       1,311,940    SH    Shared-Defined     0                  1,311,940
SCHLUMBERGER                  COM       806857108    26,922         426,245    SH    Shared-Defined     0                    426,245
SEASPAN CORP                  COM       Y75638109       422          18,272    SH    Shared-Defined     0                     18,272
SONUS NETWORKS INC            COM       835916107     5,541         840,872    SH    Shared-Defined     0                    840,872
SOUTH FINL GROUP INC          COM       837841105     2,056          77,325    SH    Shared-Defined     0                     77,325
STERLING BANCORP              COM       859158107     2,017         102,382    SH    Shared-Defined     0                    102,382
SULPHCO INC                   COM       865378103        53          11,170    SH    Shared-Defined     0                     11,170
SYSCO CORP                    COM       871829107       448          12,200    SH    Shared-Defined     0                     12,200
UNITED PARCEL SERVICE         COM       911312106     3,840          51,210    SH    Shared-Defined     0                     51,210
UNITED TECHNOLOGIES
   CORP                       COM       913017109    28,219         451,360    SH    Shared-Defined     0                    451,360
VISTAPRINT LTD                SHS       G93762204     4,159         125,600    SH    Shared-Defined     0                    125,600
VODOFONE GROUP PLC NEW      SPON ADR
                              NEW       92857W209       374          13,474    SH    Shared-Defined     0                     13,474
WALGREEN CO                   COM       931422109    11,775         256,600    SH    Shared-Defined     0                    256,600
WAL MART STORES INC           COM       931142103       323           7,000    SH    Shared-Defined     0                      7,000
WYETH                         COM       983024100       316           6,200    SH    Shared-Defined     0                      6,200
